Related party transactions	6 Months Ended
Jun. 30, 2018
Related party transactions
Related party transactions

Related party transactions

On April 19, 2018, the members of the board of directors and the executive committee were offered new warrants under Warrant Plan 2018, subject to acceptance. As of the date of this report, the acceptance period for Warrant Plan 2018 is still ongoing, so the final number of warrants granted to members of the board of directors and the executive committee cannot be determined yet. Under Warrant Plan 2018, the warrants have an exercise term of eight years as of the date of the offer. The exercise price of the warrants is €79.88. Each warrant gives the right to subscribe for one new Galapagos share. As regards the directors, the warrants vest over a period of 36 months at a rate of 1/36th per month. As regards the other beneficiaries, the warrants vest only and fully on the first day of the fourth calendar year following the calendar year in which the grant was made. The warrants are not transferable and can in principle not be exercised prior to January 1, 2022.

The table below sets forth the number of warrants offered under Warrant Plan 2018 to each member of the board and executive committee in office during the first six months of 2018:

Name		Title	Number of 2018 warrants offered
Onno van de Stolpe		Chief Executive Officer; Executive director	100,000
Raj Parekh		Non-executive director; Chairman of the board	15,000
Werner Cautreels		Non-executive director	7,500
Harrold van Barlingen	(*)	Non-executive director	-
Howard Rowe		Non-executive director	7,500
Katrine Bosley		Non-executive director	7,500
Christine Mummery		Non-executive director	7,500
Mary Kerr		Non-executive director	7,500
Piet Wigerinck		Chief Scientific Officer	60,000
Bart Filius		Chief Operating Officer; Chief Financial Officer	80,000
Andre Hoekema		Chief Business Officer	50,000
Walid Abi-Saab		Chief Medical Officer	60,000

(*) Dr. Van Barlingen's mandate as director of Galapagos NV ended on April 24, 2018

During the first six months of 2018, there were no changes to related party transactions disclosed in the 2017 annual report that potentially had a material impact on the financials of the first six months of 2018.